Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In August 2022, pursuant to a mandate of the Dodd-Frank Act commonly referred to as "Pay versus Performance," the SEC adopted a rule requiring registrants to provide a clear description of (1) the relationship between executive compensation actually paid ("CAP") to the Company's NEOs (including the principal executive officer or person acting in a similar capacity during the last completed fiscal year ("CEO")) and the Company’s cumulative total shareholder return (“TSR”), net income and a third Company-selected financial measure, and (2) the relationship between the Company's TSR and the TSR of a peer group chosen by the Company.

The following table provides information regarding CAP to our CEO and non-CEO NEOs during each of the past three fiscal years, as well as TSR, net income, and our Company-selected measure, adjusted EBITDA. Because the SEC rule was adopted in August 2022, our Compensation Committee did not rely on this analysis in its decision-making process for 2022 executive compensation. See the “Compensation Discussion and Analysis" section above for a comprehensive discussion of our executive compensation program and philosophy.

Value of Initial Fixed $100 Investment Based on:
Average
	Summary		Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Interface	Peer Group		Interface
	Table Total for	Actually Paid	Table Total for	Actually Paid	Table Total for	Actually Paid	Total	Total	Net	Adjusted
	Current	to Current	Former	to Former	Non-CEO	to Non-CEO	Shareholder	Shareholder	Income (in	(in
	CEO(1)	CEO	CEO(1)	CEO	NEOs(1)	NEOs	Return(2)	Return(2)(3)	Millions)	EBITDA(4)
Millions)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	5,091,309	4,511,701	3,658,931	1,914,885	1,362,460	645,183	60.70	99.04	19.6	176.1
2021	N/A	N/A	6,250,848	7,083,641	1,889,694	2,188,909	97.22	132.16	55.2	169.4
2020	N/A	N/A	4,048,192	2,616,934	960,162	361,982	64.03	96.92	(71.9)	145.7

(1)

These columns reflect the amounts reported in the “Summary Compensation Table” for Ms. Hurd, our current CEO, and Mr. Hendrix, our former CEO, for each of the years listed. The non-CEO NEOs for whom the average compensation is presented in this table are Messrs. Foshee, Hausmann, Poppens and Stansfield, for each of the years presented.

(2)

TSR is calculated based on an initial fixed investment of $100 on December 29, 2019 (the final trading day before our 2020 fiscal year), assuming reinvestment of dividends, through the end of the covered fiscal year presented.

(3)

The peer group used for the TSR calculation are the same companies comprising the “self-determined peer group” index used for compensation decision making (as described above in the Compensation Discussion and Analysis) and used to create the stock performance graph included in the Company’s Annual Report on Form 10-K for the fiscal year ended January 1, 2023.

(4)	Adjusted EBITDA is a non-GAAP financial measure. Please see Appendix A for a reconciliation of this non-GAAP measure to the most directly comparable GAAP measure.

PEO Total Compensation Amount	$ 5,091,309
PEO Actually Paid Compensation Amount	$ 4,511,701
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to the Summary Compensation Table Totals to arrive at CAP for our CEO and Non-CEO NEOs are shown below.

	Calculation for Current CEO			Calculation for Former CEO			Calculation for Avg of Non-CEO NEOs
Calculation of “Compensation Actually Paid”	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)

Summary Compensation Table Total	N/A	N/A	5,091,309	4,048,192	6,250,848	3,658,931	960,162	1,889,694	1,362,460
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	N/A	N/A	(3,543,485)	(999,996)	(2,150,267)	(991,768)	(506,147)	(934,024)	(550,168)
Plus Fair Value for Awards Granted in the Covered Year	N/A	N/A	2,963,877	628,740	2,656,714	738,217	190,654	1,113,482	444,128
Change in Fair Value of Awards from Prior Years that Vested in Covered Year	N/A	N/A	--	--	--	--	8,739	2,040	(20,731)
Change in Fair Value of Outstanding Unvested Awards from Prior Years	N/A	N/A	--	--	326,346	(1,490,495)	(256,418)	136,553	(573,021)
Less Fair Value of Awards Forfeited during the Covered Year	N/A	N/A	--	--	--	--	--	(18,837)	(14,485)
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	N/A	N/A	--	--	--	--	--	--	--
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	N/A	N/A	--	(1,060,002)	--	--	(35,007)	--	--
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	N/A	N/A	--	--	--	--	--	--	--
“Compensation Actually Paid”	N/A	N/A	4,511,701	2,616,934	7,083,641	1,914,885	361,982	2,188,909	645,183

Non-PEO NEO Average Total Compensation Amount	$ 1,362,460	$ 1,889,694	$ 960,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 645,183	2,188,909	361,982
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CEO PAY-FOR-PERFORMANCE ALIGNMENT

The following chart sets forth the relationship between CAP to our current and former CEO, the average of CAP to our other NEOs, the Company’s cumulative TSR, and the peer group’s cumulative TSR, over the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between CAP to our current and former CEO, the average of CAP to our other NEOs, and our net income during fiscal years 2020 through 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between CAP to our current and former CEO, the average of CAP to our other NEOs, and the Company’s Adjusted EBITDA during fiscal years 2020 through 2022.

Tabular List [Table Text Block]

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR 2022

While Interface Adjusted EBITDA is shown in the pay-versus-performance table above, the following four performance measures are all important and key to the Company’s success. These measures are included in the short and long-term incentive plans to ensure alignment between the goals of the NEOs to the business strategies. The measures in this table are not ranked.

Most Important Performance Measures
Adjusted EBITDA
Adjusted Operating Income
Cash Flow from Operations
Currency Neutral Sales

Total Shareholder Return Amount	$ 60.70	97.22	64.03
Peer Group Total Shareholder Return Amount	99.04	132.16	96.92
Net Income (Loss)	$ 19,600,000	$ 55,200,000	$ (71,900,000)
Company Selected Measure Amount	176.1	169.4	145.7
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Currency Neutral Sales
PEO Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,543,485)
Former CEO Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(991,768)	$ (2,150,267)	$ (999,996)
NEO Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(550,168)	(934,024)	(506,147)
PEO Plus Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,963,877
Former CEO Plus Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	738,217	2,656,714	628,740
NEO Plus Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	444,128	1,113,482	190,654
NEO Change in Fair Value of Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,731)	2,040	8,739
Former CEO Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,490,495)	326,346
NEO Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,021)	136,553	(256,418)
NEO Less Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,485)	(18,837)
Former CEO Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,060,002)
NEO Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(35,007)
Former CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,658,931	6,250,848	4,048,192
PEO Actually Paid Compensation Amount	$ 1,914,885	$ 7,083,641	$ 2,616,934